Key management personnel disclosures (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of compensation made to directors and other members of key management personnel

The aggregate compensation made to directors and other members of key management personnel (‘KMP’) of the consolidated entity is set out below:

	Consolidated
	2018 A$’000	2017 A$’000	2016 A$’000

Short-term employee benefits	1,636	2,513	1,586
Post-employment benefits	90	155	130
Long-term benefits	—	—	200
Termination benefits	—	315	—
Share-based payments	117	403	183

	1,843	3,386	2,099